NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2023 USD ($) Segments
Accounting Policies [Abstract]
Advances to suppliers	$ 798,851	$ 170,922
Inventories	$ 2,422
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 2,202	$ 13,544
Number of reportable business segment | Segments	1	1